LAWSUITS AND LITIGATIONS (Narrative) (Details) ₪ in Millions	12 Months Ended
	Dec. 31, 2017 ILS (₪) Claims	Dec. 31, 2016 ILS (₪)	Apr. 03, 2012 ILS (₪)	Apr. 13, 2011 ILS (₪)	Sep. 09, 2010 ILS (₪)
Disclosure of contingent liabilities [line items]
Percentage of provision indemnification by cellular operators	100.00%
Lawsuit provisions [Member]
Disclosure of contingent liabilities [line items]
Total provision recorded	₪ 72.0
Agreement claims [Member]
Disclosure of contingent liabilities [line items]
Litigation claim amount	392.0			₪ 4.6	₪ 405.0
Additional litigation claim amount	₪ 352.0
Number of claims | Claims	47
Alleged breach of license, Telecom law [Member]
Disclosure of contingent liabilities [line items]
Litigation claim amount			₪ 22.0
Employees and suppliers claims [Member]
Disclosure of contingent liabilities [line items]
Additional litigation claim amount	₪ 40.0
Number of claims | Claims	2
Civil lawsuit amount		₪ 100.0